Accrued Liabilities	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Accrued compensation	$2,874	$3,922
Accrued warranty costs	418	440
Accrued customer incentives	3,113	6,758
Accrued liabilities, acquisition related	19	30
Loan-related fees	508	707
Accrued liabilities, other	4,509	2,994
Accrued Liabilities	$11,441	$14,851

Contingent Consideration

As of June 30, 2022, the contingent consideration in connection with the Company’s acquisition of Pro Farm was accounted for as a liability at its fair value. The following table provides a reconciliation of the activity for the contingent consideration measured between the most recent reporting period and as of the balance sheet date based on the fair value using significant inputs including the unobservable inputs (Level 3) (in thousands):

CONTINGENT
CONSIDERATION
LIABILITY
Fair value at December 31, 2021	$539
Change in estimated fair value recorded of contingent consideration	(32)
Fair value at June 30, 2022	507

The change in fair value for the reporting period was driven by the result of the unobservable fair value model, a Monte Carlo simulation in a risk-neutral framework assuming Geometric Browning Motion. The most significant input to the model was the estimated results of the Pro Farm subsidiary for the periods specified in the share purchase agreement of 2022 – 2023 which were unchanged since March 31, 2022. The following represents other inputs used in determining the fair value of the contingent consideration liability:

JUNE 30,
2022
Discount Rate	14.9%
Volatility	55.0%
Credit spread	9.7%
Risk-free rate	2.1%

Discount Rate. Discount rate is based on an adjusted weighted cost of capital contribution considering an estimated operational leverage ratio and a risk-free rate, each (other than the risk-free rate) determined by publicly traded peer group median.

Estimated Volatility Factor. Volatility factor is based on the adjusted weighted cost of capital, operating asset volatility, operating leverage ratio and risk-free interest rate, each (other than the risk-free rate) determined by publicly traded peer group median.

Credit Spread. Credit spread based on the Company’s financial ratio in comparison with those of publicly traded peer group.

Interest Rate. Interest rate based on US Constant Maturity Treasury rates for the same period as the period of performance of 2022 to 2023.

The change in the fair value estimate is recognized in the Company’s condensed consolidated statement of operations in Other Income (expense) under caption Change in fair value of contingent consideration. The contingent consideration will be determined at each reporting period and will be settled with the issuance of the Company’s common shares. As of June 30, 2022, the total maximum amount of contingent consideration shares that can be issued in the future is 5,415,000, the fair value of which the Company recorded in “other liabilities” on the Company’s condensed consolidated balance sheets.